Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Common shares	Additional paid-in capital	Subscription receivable	Retained earnings	Accumulated other comprehensive income	Non-controlling interests	Total
Balance at Sep. 30, 2019	$ 12,600	$ 2,731,273		$ 3,727,199			$ 6,471,072
Balance (in Shares) at Sep. 30, 2019	7,938,000
Net income				1,011,555			1,011,555
Balance at Sep. 30, 2020	$ 12,600	2,731,273		4,738,754			7,482,627
Balance (in Shares) at Sep. 30, 2020	7,938,000
Net income				(1,084,313)			(1,084,313)
Share issues – transaction costs	$ 3,928	8,733,706	(200,000)				8,537,634
Share issues – transaction costs (in Shares)	2,474,843
Balance at Sep. 30, 2021	$ 16,528	11,464,979	(200,000)	3,654,441			14,935,948
Balance (in Shares) at Sep. 30, 2021	10,412,843
Net income				(6,071,229)		(164,887)	(6,236,116)
Receipt of subscription receivable			200,000				200,000
Issuance of common shares for acquisition	$ 320	1,249,687				2,344,995	3,595,002
Issuance of common shares for acquisition (in Shares)	201,614
Share-based compensation – common shares	$ 1,169	3,454,511					3,455,680
Share-based compensation – common shares (in Shares)	736,247
Share-based compensation – stock options		1,357,369					1,357,369
Currency translation adjustment					(28,939)		(28,939)
Balance at Sep. 30, 2022	$ 18,017	$ 17,526,546		$ (2,416,788)	$ (28,939)	$ 2,180,108	$ 17,278,944
Balance (in Shares) at Sep. 30, 2022	11,350,704